Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Liabilities

As of December 31, 2023 and 2024, lease liabilities consist of the following:

	As of December 31,
	2023	2024
Lease liabilities – current portion	$47,689	$101,947
Lease liabilities – non-current portion	17,227	29,378
Total	$64,916	$131,325

Other lease information is as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term – operating leases	1.2 years	1.3 years
Weighted-average discount rate – operating leases	5.00%	5.99%

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of December 31, 2024:

As of December 31,
2025	106,846
2026	29,744
Total lease payments	136,590
Less: imputed interest	(5,265)
Total operating lease liabilities, net of interest	$131,325